Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Capitol Series Trust
Prospectus Date	rr_ProspectusDate	Dec. 21, 2016
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2016